Trade Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other receivables [abstract]
Trade receivables, gross amount	$ 43,207	$ 194,450	$ 103,300
Less: Allowance for credit losses	(8,948)	(58,488)	(21,210)
Trade receivables, net amount	$ 34,259	$ 135,962	$ 92,595